General and administrative expense	3 Months Ended
Nov. 30, 2021
General and administrative expense

18.	General and administrative expense

Three months ended November 30,	2021	2020
Depreciation (Note 9)	$81	$56
Directors’ fees	73	63
Office and general	230	118
Shareholder information	113	71
Professional fees	152	335
Salaries and benefits	673	509
Share based payments	980	-
Travel and accommodation	43	21
Total General and Administrative	$2,345	$1,173